As filed with the Securities and Exchange Commission on May 12, 2017
1933 Act Registration No. 002-88566
1940 Act Registration No. 811-04255
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	80	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	80	[ X ]

 (Check appropriate box or boxes)

Neuberger Berman Advisers Management Trust
 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
 Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b)
on ____________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on ____________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds which was filed with the Securities and Exchange Commission on April 21, 2017, in Post-Effective Amendment No. 79 to the Registrant’s registration statement:
Class I shares of Guardian Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, Socially Responsive Portfolio, and U.S. Equity Index PutWrite Strategy Portfolio.

Class S shares of Guardian Portfolio, International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Real Estate Portfolio, Socially Responsive Portfolio, and U.S. Equity Index PutWrite Strategy Portfolio.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 80 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 11th day of May, 2017.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

 Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 80 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	May 11, 2017
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	May 11, 2017
John M. McGovern
/s/ Joseph V. Amato	Trustee	May 11, 2017
Joseph V. Amato*
/s/ Michael J. Cosgrove	Trustee	May 11, 2017
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	May 11, 2017
Marc Gary*
/s/ Martha C. Goss	Trustee	May 11, 2017
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	May 11, 2017
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	May 11, 2017
Deborah C. McLean*
/s/ George W. Morriss	Trustee	May 11, 2017
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	May 11, 2017
Tom D. Seip*
/s/ James G. Stavridis	Trustee	May 11, 2017
James G. Stavridis*
/s/ Candace L. Straight	Trustee	May 11, 2017
Candace L. Straight*

Signature	Title	Date

/s/ Peter P. Trapp	Trustee	May 11, 2017
Peter P. Trapp*

*Signatures affixed by Franklin H. Na on May 11, 2017, pursuant to a power of attorney filed with Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A, File Nos. 002-88566 and 811-04255, on April 22, 2016.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
EXHIBIT INDEX
Exhibit	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase